Equity - Non-controlling interest (Details) - EUR (€) € in Millions		1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure Non-Controlling Interest [Line Items]
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity			€ (283)	€ 228
Amounts payable to related parties	€ 485	€ 485	485	210
Non-controlling interest	€ 0	€ 0	0	177
PT Coca-Cola Bottling Indonesia | Samoa Breweries Limited
Disclosure Non-Controlling Interest [Line Items]
Proportion of ownership interests held by non-controlling interests	6.10%
Non-controlling interest
Disclosure Non-Controlling Interest [Line Items]
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity			(204)	€ 228
Other reserves
Disclosure Non-Controlling Interest [Line Items]
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity			€ (79)
PT Coca-Cola Bottling Indonesia
Disclosure Non-Controlling Interest [Line Items]
Percentage of voting equity interests acquired	29.40%	29.40%	29.40%
Consideration paid		€ 282
Amounts payable to related parties	€ 282	282	€ 282
PT Coca-Cola Bottling Indonesia | Non-controlling interest
Disclosure Non-Controlling Interest [Line Items]
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity		€ 205
PT Coca-Cola Bottling Indonesia | Other reserves
Disclosure Non-Controlling Interest [Line Items]
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity	€ 77
Coca-Cola Amatil Limited | PT Coca-Cola Bottling Indonesia | The Coca-Cola Company
Disclosure Non-Controlling Interest [Line Items]
Proportion of ownership interests held by non-controlling interests	29.40%